Annual Fund Operating Expenses - Class A - DWS CROCI US VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.60%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.80%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2020.